Derivative Financial Instruments - Analysis of loss on interest rate swaps (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016 [1]	Dec. 31, 2015 [1]
Analysis of Loss/(gain) on interest rate swaps
Unrealized loss/(gain) on interest rate swaps held for trading	$ (2,174)
Recycled loss of cash flow hedges reclassified to profit or loss	0	$ (2,527)	$ (593)
Total loss/(gain) on interest rate swaps	(121)	6,837	5,895
Interest rate swaps held for trading
Analysis of Loss/(gain) on interest rate swaps
Realized loss on interest rate swaps held for trading	2,053	2,740	5,017
Unrealized loss/(gain) on interest rate swaps held for trading	(2,174)	1,570	285
Recycled loss of cash flow hedges reclassified to profit or loss	0	2,527	593
Total loss/(gain) on interest rate swaps	$ (121)	$ 6,837	$ 5,895

[1]	Restated so as to reflect the historical financial statements of GAS-eleven Ltd., GAS-thirteen Ltd. and GAS-eight Ltd. acquired on May 3, 2017, July 3, 2017 and October 20, 2017, respectively, from GasLog Ltd. (“GasLog”) (Note 1).